Class A Common Stock Subject to Possible Redemption	8 Months Ended
Sep. 30, 2021
Class Common Stock Subject To Possible Redemption [Abstract]
Class A Common Stock Subject to Possible Redemption

Note 7 — Class A Common Stock Subject to Possible Redemption

The Company’s Class A Common Stock features certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 380,000,000 shares of Class A Common Stock with a par value of $0.0001 per share. Holders of the Company’s Class A Common Stock are entitled to one vote for each share. As of September 30, 2021, there were 55,200,000 shares of Class A Common Stock outstanding, which were all subject to possible redemption and are classified outside of permanent equity in the condensed consolidated balance sheet.

The Class A Common Stock subject to possible redemption reflected on the condensed consolidated balance sheet is reconciled on the following table:

Gross proceeds from Initial Public Offering	$552,000,000
Less:
Fair value of Public Warrants at issuance	(17,995,200)
Offering costs allocated at Class A Common Stock subject to possible redemption	(28,906,954)
Plus:
Accretion on Class A Common Stock subject to possible redemption	46,902,154
Class A Common Stock subject to possible redemption	$552,000,000